OTHER FINANCIAL ITEMS, NET (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Accumulated Other Comprehensive Income (Loss) [Line Items]
Total net cash movement on non-designated derivatives and swap settlements	$ 5,267	$ (348)	$ (6,715)
Total net movement in fair value of non-designated derivatives	(8,375)	17,142	11,591
Allowance for expected credit losses	458	522	722
Other items	1,458	(1,788)	1,085
Total other financial items, net	(1,192)	15,528	6,683
Interest rate swaps
Accumulated Other Comprehensive Income (Loss) [Line Items]
Total net cash movement on non-designated derivatives and swap settlements	5,270	(341)	(6,707)
Total net movement in fair value of non-designated derivatives	(2,926)	17,202	11,607
Cross currency swaps
Accumulated Other Comprehensive Income (Loss) [Line Items]
Total net cash movement on non-designated derivatives and swap settlements	(3)	(7)	(8)
Total net movement in fair value of non-designated derivatives	(5,012)	(60)	(16)
Commodity swaps
Accumulated Other Comprehensive Income (Loss) [Line Items]
Total net movement in fair value of non-designated derivatives	$ (437)	$ 0	$ 0